RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Gain from sale of a Group's subsidiary	$ 617,500
Alphalion Group Limited | IT Service Fees
RELATED PARTY BALANCES AND TRANSACTIONS
Consideration for sale	$ 106,105
Xiaomi Corporation and its affiliates | Convertible Bonds
RELATED PARTY BALANCES AND TRANSACTIONS
Effective interest rate		5.40%